Fair Value Measurements (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Fair Value Measurements
Fair Value Measurements

Note 7—Fair Value Measurements

Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the valuation techniques and inputs used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access. Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals. Significant Level 2 inputs include interest rate swaps.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset. In instances where inputs used to measure fair value fall into different levels of the fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The \ assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

We measure our interest rate swaps at fair value on a recurring basis. The fair value of ($0.4) million and $(0.6) million as of September 30, 2013 and December 31, 2012, respectively, is based on primarily level 2 inputs described above.

Our derivative instruments (Note 8) are not traded on an exchange. We obtained an estimate of fair value of the swaps from the counterparties. The trust then tested the fair value against a fair value determined by a methodology that included using the income approach to value the derivatives, using observable Level 2 market expectations at the measurement date and standard valuation techniques to convert future amounts to a single present amount (discounted) assuming that participants are motivated, but not compelled to transact. Level 2 inputs for the swap valuations were limited to quoted prices for similar assets or liabilities in active markets (specifically future contracts) and inputs other than quoted prices that were observable for the asset or liability (specifically LIBOR cash and swap rates, implied volatility for options, caps and floors, basis swap adjustments and credit risk at commonly quoted intervals). Mid-market pricing was used as a practical expedient for fair value measurements. Key inputs, including the cash rates for very short-term, futures rates and swap rates beyond the derivative maturities were bootstrapped to provide spot rates at resets specified by the swaps (reset rates were then further adjusted by the basis swaps, if necessary). Inputs were collected from Bloomberg as the last price on the last market day of the period. The same rates used to bootstrap the yield curves were used to discount the future cash flows prior to the credit risk effect for both the Trust and the credit risk of its counterparty when determining the fair value of derivatives under generally accepted accounting principles. The fair values resulting from the separate calculations were not significantly different.

Both direct and indirect observable inputs may be used to determine the fair value of the positions classified as Level 2 assets and liabilities. As a result, the unrealized gains and losses for these asset and liabilities presented above may include changes in fair value that were attributable to both direct and indirect observable inputs. Changes in fair value of the interest rate swaps totaled $(0.02) million and $(0.2)  million and $(0.2) million and $(0.1) million for the three and nine months ended September 30, 2013 and 2012, respectively, and are included in the condensed consolidated and combined statement of operations.

The Trust also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. This generally includes assets subject to impairment. There were no such assets measured at fair value as of September 30, 2013.

The following table sets forth by level within the fair value hierarchy of our assets and liabilities that were accounted for on a nonrecurring basis as of December 31, 2012 (in thousands).

	Nonrecurring Fair Value Measurements At Report Date using:
	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) for the Year Ended December 31, 2012
Medical office buildings	$3,589	$—	$—	$3,589	$(615)
Land	1,210	—	—	1,210	(232)
Property under development	675	—	—	675	(90)
	$5,474	$—	$—	$5,474	$(937)

The impairment of the medical office buildings referenced above primarily resulted from declines in current and projected operating results and cash flows of the properties.

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 for the fair value hierarchy as of December 31, 2012. There were no changes in the quantitative inputs and assumptions used for items categorized in Level 3 for the fair hierarchy as of September 30, 2013. The disclosure below excludes information on unobservable inputs that are non-quantitative such as unadjusted prices from recent transactions or third party valuations.

Asset Category	Fair value at December 31, 2012	Valuation Techniques	Unobservable Inputs	Ranges
Investment in real estate properties	$4,799	Discounted cash flow	Discount rate Capitalization rate Vacancy rate	10.7-13.5% 7.7-10.5% 9.41-17.8%
Property under development	$675	Market comparable/ Discounted cash flow	Capitalization rate	9-10%

The carrying amounts of cash and cash equivalents, tenant receivables, payables, and accrued interest are reasonable estimates of fair value because of the short maturities of these instruments. Fair values for notes payable are estimates based on rates currently prevailing for similar instruments of similar maturities.

The following table presents the fair value of other financial instruments (in thousands). The swaps are measured at fair value on a recurring basis.

	September 30,		December 31,
	2013		2012
	(unaudited)
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash	$4,233	$4,233	$2,614	$2,614
Debt	$46,675	$47,192	$84,489	$86,982
Interest rate swaps—Liabilities	$437	$437	$643	$643

Note 5—Fair Value Measurements

        Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the valuation techniques and inputs used to measure fair value.

        In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access. Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals. Significant Level 2 inputs include interest rate swaps.

        Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These level 3 fair value measurements are based primarily on management's own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

        In instances where inputs used to measure fair value fall into different levels of the fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Funds assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

        The Ziegler Funds measure their interest rate swaps at fair value on a recurring basis. The fair value of ($642,940) and $(764,994) as of December 31, 2012 and 2011, respectively, is based on primarily level 2 inputs described above.

        The Ziegler Funds' derivative instruments (Note 6) are not traded on an exchange. The Ziegler Funds obtained the fair value of the swaps from the counterparty. They then tested that fair value against a fair value determined by a methodology that included using the income approach to value the derivatives, using observable Level 2 market expectations at the measurement date and standard valuation techniques to convert future amounts to a single present amount (discounted) assuming that participants are motivated, but not compelled to transact. Level 2 inputs for the swap valuations were limited to quoted prices for similar assets or liabilities in active markets (specifically future contracts) and inputs other than quoted prices that were observable for the asset or liability (specifically LIBOR cash and swap rates, implied volatility for options, caps and floors, basis swap adjustments and credit risk at commonly quoted intervals). Mid-market pricing was used as a practical expedient for fair value measurements. Key inputs, including the cash rates for very short-term, futures rates and swap rates beyond the derivative maturities were bootstrapped to provide spot rates at resets specified by the swaps (reset rates were then further adjusted by the basis swaps, if necessary). Inputs were collected from Bloomberg as the last price on the last market day of the period. The same rates used to bootstrap the yield curves were used to discount the future cash flows prior to the credit risk effect for both the Ziegler Funds and the credit risk of its counterparty when determining the fair value of derivatives under generally accepted accounting principles. The fair values resulting from the separate calculations were not significantly different.

        Both direct and indirect observable inputs may be used to determine the fair value of the positions classified as Level 2 assets and liabilities. As a result, the unrealized gains and losses for these asset and liabilities presented above may include changes in fair value that were attributable to both direct and indirect observable inputs. Changes in fair value of the interest rate swaps totaled $(122,054) and $324,824 for the years ended December 31, 2012 and 2011, respectively, and are included in the combined statement of operations. The fair value was obtained from the swaps' counterparty.

        The following table sets forth by level within the fair value hierarchy the Ziegler Fund's assets and liabilities that were accounted for on a nonrecurring basis as of December 31, 2012 and 2011.

		Nonrecurring Fair Value Measurements At Report Date using:
	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) for the Year Ended December 31, 2012
Medical office buildings	$3,588,594	$—	$—	$3,588,594	$(614,540)
Land	1,210,406	—	—	1,210,406	(231,594)
Property under development	674,773	—	—	674,773	(90,455)

	$5,473,773	$—	$—	$5,473,773	$(936,589)

		Nonrecurring Fair Value Measurements At Report Date using:
	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses) for the Year Ended December 31, 2011
Medical office buildings	$2,954,837	$—	$—	$2,954,837	$(1,436,813)

        The impairment of the medical office buildings reference above mainly resulted from declines in current and projected operating results and cash flows of the properties. (See Note 2.)

        The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 for the fair value hierarchy as of December 31, 2012. The disclosure below excludes information on unobservable inputs that are non-quantitative such as unadjusted prices from recent transactions or third party valuations.

Asset Category	Fair value at December 31, 2012	Valuation Techniques	Unobservable Inputs	Ranges
Investment in real estate properties	$4,799,000	Discounted cash	Discount rate	10.7 - 13.5%
		flow	Capitalization rate	7.7 - 10.5%
			Vacancy rate	9.41 - 17.8%
Property under development	674,773	Market comparable/Discounted cash flow	Capitalization rate	9 - 10%

        The carrying amounts of cash and cash equivalents, tenant receivables, payables, and accrued interest are reasonable estimates of fair value because of the short maturities of these instruments. Fair values for notes payable are estimates based on rates currently prevailing for similar instruments of similar maturities.

        The following table presents the fair value of other financial instruments. The swaps are measured at fair value on a recurring basis.

	As of December 31
	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Notes payable(1)	$84,489,017	$86,982,366	$98,674,263	$91,120,934
Interest rate swaps—Liabilities	642,940	642,940	764,994	764,994
(1)
For disclosure purposes only.